Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	$ 8,016,322	$ 8,047,527	$ 5,744,387
Current year addition	113,854	196,717	2,887,754
Reversed		(74,564)
Foreign currency translation adjustments	(220,605)	(153,358)	(584,614)
Balance at end of the year	$ 7,909,571	$ 8,016,322	$ 8,047,527